Shareholder Report, Average Annual Return (Details)			10 Months Ended	12 Months Ended		60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 29, 2023	Dec. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000056395
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Miller Convertible Bond Fund
Average Annual Return, Percent				8.42%		3.49%		3.53%
C000081917
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Miller Convertible Bond Fund
C000056396
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Miller Convertible Bond Fund
C000146257
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Intermediate Bond Fund
C000230985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Miller Market Neutral Income Fund
Without Sales Load [Member] | C000056395
Average Annual Return [Line Items]
Average Annual Return, Percent				12.64%		4.73%		4.15%
Without Sales Load [Member] | C000081917
Average Annual Return [Line Items]
Average Annual Return, Percent				12.09%		4.20%		3.63%
Without Sales Load [Member] | C000056396
Average Annual Return [Line Items]
Average Annual Return, Percent				13.23%		5.25%		4.66%
Without Sales Load [Member] | C000146257
Average Annual Return [Line Items]
Average Annual Return, Percent				14.00%		5.06%	4.71%
Without Sales Load [Member] | C000230985
Average Annual Return [Line Items]
Average Annual Return, Percent			7.98%
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent				21.14%		10.75%		9.36%
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent				21.14%		10.75%		9.36%
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent				21.14%		10.75%		9.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%		(0.23%)	1.43%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent			3.78%